Equity (Tax amounts attributable to Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	$ (1)	$ (1)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	2	1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	(37)	(39)
Other Comprehensive Income (Loss), Tax	$ (36)	$ (39)